Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Total Amount of Revenue	The total amount of revenue for each such customer was as follows
(In thousands)	2021	2020
Customer A	$1,685	$2,222
Customer B	630	2,156
Customer C	*NM	1,066
Customer D	928	*NM
Customer E	602	*NM
Customer F	555	*NM

Schedule of Estimated Useful Lives by Asset	The estimated useful lives by asset classification are generally as follows:
Useful life
Robotics and manufacturing equipment	1 – 10 years
Computer equipment	3 – 5 years
Software	3 years
Furniture and fixtures	3 years
Leasehold improvements	Lesser of the useful life or the remaining term of the lease

Summary of the Total Amount of Revenue for Each Such Customer

The revenue recognized for Research and Development Services and Product Revenue were as follows:

	For the three months ended March 31,
(In thousands)	2022	2021
Research and Development Services	$733	$1,600
Product Revenue	10	199
Revenue, net	$743	$1,799
The revenue recognized for Research and Development Services and Product Revenue were as follows:
	December 31,
(In thousands)	2021	2020
Research and Development Services	$3,584	$6,811
Product Revenue	1,491	2,002
Revenue, net	$5,075	$8,813

Summary of Opening and Closing Balances of Our Accounts Receivable, Unbilled Receivables, Contract Assets and Deferred Revenues

The opening and closing balances of our accounts receivable, unbilled receivables, contract assets and deferred revenue are as follows:

(In thousands)	Accounts receivable	Unbilled receivable	Contract assets (current)	Contract assets (long-term)	Deferred revenue (current)
Ending Balance as of December 31, 2021	788	221	94	36	30
Increase/(decrease), net	12	(62)	(43)	—	—
Ending Balance as of March 31, 2022	$800	$159	$51	$36	$30

The opening and closing balances of our accounts receivable, unbilled receivables, contract assets and deferred revenues are as follows:

(In thousands)	Accounts receivable	Unbilled receivable	Contract assets (current)	Contract assets (long-term)	Deferred revenue (current)
Opening Balance as of December 31, 2019	$916	$868	$195	$110	$200
Increase/(decrease), net	135	(649)	(102)	(17)	(143)
Ending Balance as of December 31, 2020	1,051	219	93	93	57
Increase/(decrease), net	(263)	2	1	(57)	(27)
Ending Balance as of December 31, 2021	$788	$221	$94	$36	$30